Label	Element	Value
Teucrium 2x Long Daily XRP ETF | XRP Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.10%
Teucrium 2x Long Daily XRP ETF | CME XRP Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.10%